FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

34. FINANCIAL INSTRUMENTS

a.   Financial assets and financial liabilities

i.    Classification

(a)    Financial assets

	2024	2025
Amortized cost
Cash and cash equivalents	33,905	34,228
Other current financial assets	1,196	1,326
Trade and other receivables	12,829	11,410
Other non-current assets	165	208
FVTPL
Long-term investment in financial instruments	8,174	7,254
Other current financial assets	89	94
FVTOCI
Long-term investment in financial instruments	51	27
Total financial assets	56,409	54,547

(b)  Financial liabilities

	2024	2025
Financial liabilities measured at amortized cost
Trade and other payables	15,790	16,832
Accrued expenses	14,192	14,867
Customers deposits	41	52
Short-term bank loans	11,525	6,929
Bonds	5,043	2,696
Long-term bank loans	36,341	41,149
Lease liabilities	23,925	24,492
Other liabilities	104	75
Total financial liabilities	106,961	107,092

ii.    Fair values

The following table presents comparison of the carrying amounts and fair values of the Company's financial instruments, other than those the fair values are considered to approximate their carrying amounts as the impact of discounting is not significant:

			Fair value measurement at reporting date using
			Quoted prices in
			active markets	Significant
			for identical	other	Significant
			assets or	observable	unobservable
			liabilities	inputs	inputs
2024	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
FVTPL
Other current financial assets	89	89	89	—	—
Long-term investment in financial instruments	8,174	8,174	1,668	—	6,506
FVTOCI
Long-term investment in financial instruments	51	51	—	—	51
Financial liabilities at amortized cost
Interest-bearing loans:
Bonds	5,043	5,669	5,669	—	—
Long-term bank loans	36,341	36,472	—	—	36,472
Lease liabilities	23,925	23,925	—	—	23,925
Other liabilities	104	104	—	—	104
Total	73,727	74,484	7,426	—	67,058

			Fair value measurement at reporting date using
			Quoted prices in
			active markets	Significant
			for identical	other	Significant
			assets or	observable	unobservable
			liabilities	inputs	inputs
2025	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
FVTPL
Other current financial assets	94	94	94	—	—
Long-term investment in financial instruments	7,254	7,254	1,529	—	5,725
FVTOCI
Long-term investment in financial instruments	27	27	—	—	27
Financial liabilities at amortized cost
Interest-bearing loans:
Bonds	2,696	3,458	3,458	—	—
Long-term bank loans	41,149	40,863	—	—	40,863
Lease liabilities	24,492	24,492	—	—	24,492
Other liabilities	75	75	—	—	75
Total	75,787	76,263	5,081	—	71,182

Loss on fair value measurement recognized in consolidated statements of profit or loss and other comprehensive income for the year ended December 31, 2025 amounting to Rp103 billion.

Reconciliations of the beginning and ending balances for items measured at fair value using significant unobservable inputs (level 3) as of December 31, 2024 and 2025 are as follows:

	2024	2025
Beginning balance	5,997	6,557
Gain (loss) recognized in consolidated statement of:
Profit or loss	575	(104)
Other comprehensive income	3	1
Purchase/addition	49	26
Settlement/deduction	(67)	(728)
Ending balance	6,557	5,752

Sensitivity Analysis

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

		Significant	Range
	Valuation	unobservable	(weighted	Sensitivity of the input of fair
Industry	technique	input	average)	value
Investment in equity
Non-listed equity investment - technology	OPM Backsolve method	Volatility	20%-75.40%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp5 billion of the Investment value
		Time to liquidity	1-4 Years	Increase (decrease) in 1 year time to liquidity would result in an increase (decrease) Rp5 billion of the Investment value
	Market movement	Volatility	30.40%-85.59%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp13 billion of the Investment value
		Time to liquidity	1-6 Years	Increase (decrease) in 1 year time to liquidity would result in an increase (decrease) Rp15 billion of the Investment value
	Guideline Public Company Method	Volatility	10.77%-91.40%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp91 billion of the Investment value
		Time to liquidity	1-6 Years	Increase (decrease) in 1 year time to liquidity would result in an increase (decrease) Rp134 billion of the Investment value
Non-listed equity investment - credit rating agency	Discounted cash flow	Weighted Average Cost of Capital ("WACC")	9%-22%	1% decrease (increase) in the percentage of WACC would result in an increase (decrease) Rp5 billion of the Investment value
		Terminal growth rate	1%-5%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp3 billion of the Investment value
Non-listed equity investment - telecommunication	Discounted cash flow	WACC	3.03%-13.20%	0.5% decrease (increase) in WACC would result in an increase (decrease) Rp6 billion of the Investment value
		Terminal growth rate	1.97%-3.10%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp12 billion of the Investment value

iii.   Fair value measurement

Fair value is the amount for which an asset could be exchanged, or a liability settled, between parties in an arm's length transaction.

The fair values of short-term financial assets and financial liabilities with maturities of one year or less (cash and cash equivalents, trade and other receivables, other current financial assets, trade and other payables, accrued expenses, and short-term bank loans) and other non-current assets are considered to approximate their carrying amounts as the impact of discounting is not significant.

The fair values of long-term financial assets (other non-current assets (long-term trade receivables and restricted cash)) approximate their carrying amounts as the impact of discounting is not significant.

The Group determined the fair value measurement for disclosure purposes of each class of financial assets and financial liabilities based on the following methods and assumptions:

(a)

Fair value through profit or loss, primarily consists of stocks, mutual funds, corporate and government bonds, and convertible bonds. Stocks and mutual funds actively traded in an established market are stated at fair value using quoted market price or, if unquoted, determined using a valuation technique. The fair value of convertible bonds and subsidiaries investments (non-listed equity investments) are determined using valuation technique. Corporate and government bonds are stated at fair value by reference to prices of similar securities at the reporting date.

(b)

The fair values of long-term financial liabilities are estimated by discounting the future contractual cash flows of each liability at rates offered to the Group for similar liabilities of comparable maturities by the bankers of the Group, except for bonds which are based on market price.

The fair value estimates are inherently judgemental and involve various limitations, including:

(a)	Fair values presented do not take into consideration the effect of future currency fluctuations.
(b)	Estimated fair values are not necessarily indicative of the amounts that the Group would record upon disposal/termination of the financial assets and liabilities.

b.   Financial risk management objectives and policies

The Group’s activities expose it to a variety of financial risks such as market risks (including foreign exchange risk, market price risk, and interest rate risk), credit risk, and liquidity risk. Overall, the Group’s financial risk management program is intended to minimize losses on the financial assets and financial liabilities arising from fluctuation of foreign currency exchange rates and the fluctuation of interest rates. Management has a written policy on foreign currency risk management mainly on time deposit placements and hedging to cover foreign currency risk exposures for periods ranging from 3 up to 12 months.

Financial risk management is carried out by the Group Financial Accounting and Treasury Unit under policies approved by the Board of Directors. The Group Financial Accounting and Treasury Unit identifies, evaluates, and hedges financial risks.

i.     Foreign exchange risk

The Group is exposed to foreign exchange risk on sales, purchases, and borrowings that are denominated in foreign currencies. The foreign currency denominated transactions are primarily in U.S. Dollar. The Group’s exposures to other foreign exchange rates are not material.

Increasing risks of foreign currency exchange rates on the obligations of the Group are expected to be partly offset by the effects of the exchange rates on time deposits and receivables in foreign currencies that are equal to at least 25% of the outstanding current foreign currency liabilities.

The following table present the Group's financial assets and financial liabilities exposure to foreign currency risk:

	2024	2025
	U.S. Dollar	U.S. Dollar
	(in billions)	(in billions)
Financial assets	1.02	1.03
Financial liabilities	(0.17)	(0.23)
Net exposure	0.85	0.80

Sensitivity analysis

A strengthening of the U.S. Dollar, as indicated below, against the Rupiah at December 31, 2025 would have decreased equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the reporting date. The analysis assumes that all other variables, in particular interest rates, remain constant.

Equity/profit (loss)
December 31, 2025
U.S. Dollar (1% strengthening)	135

A weakening of the U.S. Dollar against the Rupiah at December 31, 2025 would have had an equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

ii.    Market price risk

The Group is exposed to changes in debt and equity market prices related to financial assets measured at FVTPL carried at fair value. Gains arising from changes in the fair value of financial assets measured at FVTPL are recognized in the consolidated statements of profit or loss and other comprehensive income.

The performance of the Group’s financial assets measured at FVTPL is monitored periodically, together with a regular assessment of their relevance to the Group’s long-term strategic plans.

As of December 31, 2025, management considered the price risk for the Group’s financial assets measured at FVTPL to be immaterial in terms of the possible impact on profit or loss and total equity from a reasonably possible change in fair value.

iii.   Interest rate risk

Interest rate fluctuation is monitored to minimize any negative impact to financial performance. Borrowings at variable interest rates expose the Group to interest rate risk (Notes 19 and 20). To measure market risk pertaining to fluctuations in interest rates, the Group primarily uses interest margin and maturity profile of the financial assets and liabilities based on changing schedule of the interest rate.

At reporting date, the interest rate profile of the Group’s interest-bearing borrowings was as follows:

	2024	2025
Fixed rate borrowings	48,063	37,762
Variable rate borrowings	28,771	37,504

Sensitivity analysis for variable rate borrowings

As of December 31, 2025, a decrease (increase) by 25 basis points in interest rates of variable rate borrowings would have increased (decreased) equity and profit or loss by Rp94 billion, respectively. The analysis assumes that all other variables, in particular foreign currency rates, remain constant.

iv.   Credit risk

The following table presents the maximum exposure to credit risk of the Group’s financial assets:

	2024	2025
Cash and cash equivalents	33,905	34,228
Other current financial assets	1,285	1,420
Trade and other receivable - net	12,829	11,410
Other non-current assets	165	208
Total	48,184	47,266

The Group is exposed to credit risk primarily from cash and cash equivalents and trade and other receivables. The credit risk is controlled by continuous monitoring of outstanding balance and collection. Credit risk from balances with banks and financial institutions is managed by the Group's Corporate Finance Unit in accordance with the Group's written policy.

The Group placed the majority of its cash and cash equivalents in state-owned banks because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks, as they are owned by the State. Therefore, it is intended to minimize financial loss through banks and financial institutions’ potential failure to make payments.

The customer credit risk is managed by continuous monitoring of outstanding balances and collection. Trade and other receivables do not have any major concentration of risk whereas no customer receivable balance exceeds 7.94% of trade receivables as of December 31, 2025 (2024: 5.76%).

Management is confident in its ability to continue to control and sustain minimal exposure to the customer credit risk given that the Group has recognized sufficient provision for impairment of receivables to cover incurred loss arising from uncollectible receivables based on existing historical data on credit losses.

v.    Liquidity risk

Liquidity risk arises in situations where the Group has difficulties in fulfilling financial liabilities when they become due.

Prudent liquidity risk management implies maintaining sufficient cash in order to meet the Group’s financial obligations. The Group continuously performs an analysis to monitor financial position ratios, such as liquidity ratios and debt-to-equity ratios, against debt covenant requirements. The Group has a net current liabilities position as of December 31, 2025, and is expected to meet its current obligations by having access to sufficient undrawn bank facilities amounted to Rp42,109 billion and US$67 million (Note 20b).

The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	Carrying	Contractual					2029 and
	amount	cash flows	2025	2026	2027	2028	thereafter
2024
Trade and other payables	15,790	(15,790)	(15,790)	—	—	—	—
Accrued expenses	14,192	(14,192)	(14,192)	—	—	—	—
Customer deposits	41	(41)	(41)	—	—	—	—
Short-term bank loans	11,525	(11,525)	(11,525)	—	—	—	—
Interest bearing loans:
Bonds	5,043	(9,307)	(2,763)	(296)	(296)	(297)	(5,655)
Long-term bank loans	36,341	(42,701)	(15,419)	(8,442)	(6,086)	(4,955)	(7,799)
Lease liabilities	23,925	(29,236)	(6,640)	(4,220)	(3,724)	(3,221)	(11,431)
Other liabilities	104	(120)	(6)	(29)	(29)	(28)	(28)
Total	106,961	(122,912)	(66,376)	(12,987)	(10,135)	(8,501)	(24,913)

	Carrying	Contractual					2030 and
	amount	cash flows	2026	2027	2028	2029	thereafter
2025
Trade and other payables	16,832	(16,832)	(16,832)	—	—	—	—
Accrued expenses	14,867	(14,867)	(14,867)	—	—	—	—
Customer deposits	52	(52)	(52)	—	—	—	—
Short-term bank loans	6,929	(6,929)	(6,929)	—	—	—	—
Interest bearing loans:
Bonds	2,696	(6,544)	(296)	(296)	(297)	(296)	(5,359)
Long-term bank loans	41,149	(45,311)	(19,003)	(7,279)	(6,357)	(5,499)	(7,173)
Lease liabilities	24,492	(29,391)	(7,201)	(4,436)	(3,604)	(3,440)	(10,710)
Other liabilities	75	(89)	(4)	(21)	(21)	(21)	(22)
Total	107,092	(120,015)	(65,184)	(12,032)	(10,279)	(9,256)	(23,264)

The difference between the carrying amount and the contractual cash flows is interest value. The interest values of variable-rate borrowings are determined based on the effective interest rates as of reporting dates.